Financial Assets Held for Trading (Tables)	12 Months Ended
Jun. 30, 2025
Financial Assets Held For Trading Abstract
Schedule of Fair value Measurments of Investment

The following table present fair value measurments of investment:

	June 30, 2025
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial Assets Held for Trading	-	2,384,192	-	2,384,192
Total	-	2,384,192	-	2,384,192

Schedule of Movements for Financial Assets Held for Trading

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, June 30, 2023	-
Subscription Amount	-
Net change in unrealized appriciation (depreciation) on investments	-
Net realized gain (loss) on investments	-
Balance, June 30, 2024	-
Subscription Amount	2,352,941
Net change in unrealized appriciation (depreciation) on investments	-
Net realized gain (loss) on investments	31,251
Balance, June 30, 2025	2,384,192